Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31,
	2025	2024
Copper	$1,161.5	$1,154.8
Gold	794.4	673.6
Zinc	43.5	71.1
Silver	53.6	51.5
Molybdenum	63.9	60.1
Other	-	1.7
Revenue from contracts	2,116.9	2,012.8
Non-cash streaming arrangement items: [1]
Amortization of deferred revenue - gold	31.3	40.7
Amortization of deferred revenue - silver	33.8	33.6
Amortization of deferred revenue - variable consideration adjustments - prior periods	9.9	(3.8)
	75.0	70.5
Pricing and volume adjustments [2]	47.5	35.2
	2,239.4	2,118.5
Treatment and refining charges	(28.4)	(97.3)
	$2,211.0	$2,021.2

Disclosure of depreciation and amortization expense [Table Text Block]
	Year ended December 31,
	2025	2024
Cost of sales	$439.7	$426.6
Selling and administrative expenses	1.5	1.4
	$441.2	$428.0

Disclosure of detailed information about share-based compensation expenses (recoveries) [Table Text Block]
	Cash-settled				Total share- based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2025
Cost of sales	$5.9	$-	$-	$-	$5.9
Selling and administrative	12.9	13.9	24.6	2.5	53.9
Other expenses	1.5	-	-	-	1.5
	$20.3	$13.9	$24.6	$2.5	$61.3
Year ended December 31, 2024
Cost of sales	$2.0	$-	$-	$-	$2.0
Selling and administrative	4.0	6.3	4.2	$2.1	16.6
Other expenses	0.7	-	-	-	0.7
	$6.7	$6.3	$4.2	$2.1	$19.3

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended December 31,
	2025	2024
Current employee benefits	$239.4	$239.2
Profit-sharing plan expense	82.1	51.1
Share-based compensation (notes 6c, 22, 26)
Equity settled stock options	2.5	2.1
Cash-settled restricted share units	20.3	6.7
Cash-settled deferred share units	13.9	6.3
Cash-settled performance share units	24.6	4.2
Employee share purchase plan	2.1	1.8
Post-employee pension benefits
Defined benefit plans	4.7	4.4
Defined contribution plans	2.5	2.1
Past service cost (note 22, 23)	-	4.3
Other post-retirement employee benefits	6.0	7.5
Termination benefits	0.7	1.7
	$398.8	$331.4

Disclosure of detailed information about other operating expense [Table Text Block]
	Year ended December 31,
	2025	2024
Regional costs	$7.7	$5.4
Write-down/loss on disposal of PP&E	3.5	27.4
Amortization of community costs (other assets)	7.1	8.5
Restructuring	0.1	1.2
Wildfire evacuation costs	4.4	-
Care & maintenance - Manitoba	13.2	14.6
Evaluation costs	3.5	1.2
Insurance recovery	(25.0)	-
Reduction of obligation to renounce flow-through share expenditures, net of provisions	(5.5)	(2.0)
Option agreement proceeds (Marubeni)	(4.5)	(0.4)
Other	3.3	1.5
	$7.8	$57.4

Disclosure of detailed information about reversal of impairment loss [Table Text Block]
As at December 31, 2025
Pre-tax impairment reversal to:
Property, plant & equipment (note 14)	$(322.3)
Tax impact	79.6
After-tax impairment reversal	$(242.7)

Disclosure of detailed information about finance income and expenses [Table Text Block]
	Year ended December 31,
	2025	2024
Net interest expense on long-term debt
Net interest expense on long-term debt	$60.7	$69.8
Accretion on streaming arrangements (note 20)
Additions	20.5	24.0
Variable consideration adjustments - prior periods	(0.6)	0.2
	19.9	24.2
Change in fair value of financial instruments
Gold prepayment liability	-	10.7
Unrealized loss on non-quotational pricing hedges	-	0.2
Realized loss on non-quotational pricing hedges	2.3	8.9
Investments at fair value through profit or loss (note 11)	(55.2)	(3.2)
	(52.9)	16.6
Other net finance (income) expense
Net foreign exchange (gain) loss	(18.6)	21.0
Accretion on community agreements measured at amortized cost	6.4	4.7
Accretion on environmental provisions	11.1	10.5
Accretion on Wheaton refund liability	0.6	0.6
Accretion on deferred and contingent liability (note 17)	1.4	-
Withholding taxes	-	2.2
Loss on disposal of investments	-	0.1
Interest on equipment financing and leases	9.0	6.7
Interest income	(22.3)	(15.7)
Other finance expense	4.1	8.0
	(8.3)	38.1
Net finance expense	$19.4	$148.7